Financial instruments - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2022
Derivative [Line Items]
Carrying value, long-term debt	$ 3,290,800,000	$ 3,691,800,000
Other financing arrangements	4,305,300,000	1,940,300,000
Amount that would be settled in cash in the next 12 months if interest rate remain same	32,000
Amount that would be receive in cash in the next 12 months if interest rate remain same	30,654,000
Estimated accumulated other comprehensive loss expected to be reclassified to net earnings	1,019,000
0.7270%
Derivative [Line Items]
Notional amount			$ 125,000,000
Fixed per annum rate swapped for benchmark rate			0.727%
Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value of other financing arrangements excluding deferred financing fees	4,342,424,000	2,061,863,000
Fair Value, Inputs, Level 2 | Other Financing Arrangements
Derivative [Line Items]
Other financing arrangements	4,656,459,000	2,119,657,000
Senior Unsecured Notes | Fair Value, Inputs, Level 2
Derivative [Line Items]
Carrying value, long-term debt	828,050,000	1,302,350,000
Fair value, long-term debt	779,487,000	1,284,702,000
Senior Secured Notes | Fair Value, Inputs, Level 2
Derivative [Line Items]
Carrying value, long-term debt	1,000,000,000
Fair value, long-term debt	911,893,000
Revolving Credit Facilities and Term Loan Credit Facilities | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value, long-term debt excluding deferred financing fees	1,333,912,000	1,166,673,000
Revolving Credit Facilities and Term Loan Credit Facilities | Line of Credit | Fair Value, Inputs, Level 2
Derivative [Line Items]
Carrying value, long-term debt	$ 1,495,581,000	$ 1,232,988,000